SALE OF ASSETS	6 Months Ended
Jun. 30, 2023
Sale Of Assets
SALE OF ASSETS

NOTE 9 – SALE OF ASSETS

On June 29, 2023, the Company completed a transaction whereby it sold assets related to its Integrated Correctional Automation System (iCAS) business with a single customer. In the fourth quarter of 2022, the Company elected to not renew a support contract due to the limited nature of the business. The transaction was completed with a third-party buyer of which the Company’s former Chief Financial Officer is a director. Said director did not participate in the transaction on behalf of the Company.

The assets of the iCAS business were sold for a non-interest bearing convertible promissory note with a principal amount of $165,000 with a 10% original issue discount as well as common stock purchase warrants. The note matures in 2 years from the date of sale and is convertible immediately through the later of the maturity date or payment by the borrower of the default amount, as defined in the note, into shares of the buyer’s common stock at a conversion price of $0.003 or 55,000,000 shares. The conversion of the note carries restrictions which include limiting conversion to the extent it would exceed 4.99% of the common stock outstanding of the buyer. The convertible promissory note is subject to standard anti-dilution provisions.

The Common stock purchase warrants are for a total of 55,000,000 common shares of the buyer at an exercise price of $0.01 per share. The warrants are subject to standard anti-dilution provisions. The warrant purchase agreement provides that the Company may not exercise its right to purchase stock until on or after six months from the issuance date and no later than on or before the third anniversary of the issuance date. The Company may cashless exercise this warrant at any time after the six-month anniversary of the issuance date if there is no effective registration statement covering the resale of the Warrant Shares at prevailing market prices by the holder. The exercise of these warrants is subject to beneficial ownership limits of 4.99% which may be increased by the holder up to 9.99% as defined in the warrant contract. Given the shares carry no intrinsic value at the time of the transaction and that the overall fair value is de minimis, the Company has not recorded the warrants associated with the transaction.

The Company recognized a gain on sale of assets of $150,000, which is included in other income.

The discount is being accrued into interest income over the term of the note.

The note receivable was recorded as follows on June 30, 2023:

June 30, 2023
Convertible note receivable	$165,000
Unamortized discount	(14,375)
Convertible note receivable, net	$150,625